Property and Equipment - Schedule of Changes in Equipment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	[1]	€ 1,801
Depreciation		(312)	€ (319)	€ (330)
Closing balance	[1]	1,659	1,801
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		917	1,015
Additions		284	259
Disposals		(5)	(13)
Depreciation		(298)	(307)
- Impairments		(5)	(2)
Exchange rate differences		(13)	(13)
Changes in the composition of the group and other changes		(2)	(22)
Closing balance		879	917	1,015
Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		291	323
Additions		148	129
Disposals		(1)	(1)
Depreciation		(133)	(133)
- Impairments		(4)	0
Exchange rate differences		(8)	(8)
Changes in the composition of the group and other changes		(4)	(19)
Closing balance		290	291	323
Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		626	692
Additions		136	130
Disposals		(4)	(12)
Depreciation		(164)	(174)
- Impairments		(1)	(2)
Exchange rate differences		(5)	(5)
Changes in the composition of the group and other changes		1	(3)
Closing balance		589	626	€ 692
Gross carrying amount [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,524
Closing balance		3,651	3,524
Gross carrying amount [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,275
Closing balance		1,346	1,275
Gross carrying amount [member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		2,249
Closing balance		2,305	2,249
Accumulated depreciation [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		2,606
Closing balance		2,771	2,606
Accumulated depreciation [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		983
Closing balance		1,055	983
Accumulated depreciation [member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,623
Closing balance		1,716	1,623
Accumulated impairments [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1
Closing balance		1	1
Accumulated impairments [member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1
Closing balance		1	1
Accumulated impairments [member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0
Closing balance		€ 0	€ 0

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.